Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(b-2)	(c)	(c-2)	(d)	(e)	(f)	(g)	(h)
							Value of Initial Fixed $100
					Average		Investment Based on:
	Summary	Summary	Compensation	Compensation	Summary	Average		Peer
	Compensation	Compensation	Actually Paid	Actually Paid	Compensation	Compensation	Valhi	Group
	Table Total	Table Total	to PEO	to PEO	Table Total	Actually Paid	Total	Total	Net
	for PEO	for PEO	Graham	Simmons	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Income
	Graham (1)	Simmons (1)	(1)(2)	(1)(2)	NEOs (3)	NEOs (2)(3)	Return (4)	Return (4)	($) (in
Year	($)	($)	($)	($)	($)	($)	($)	($)	millions)
2024	n/a	2,495,000	n/a	2,495,000	1,507,750	1,507,750	115	182	161.3
2023	n/a	2,106,000	n/a	2,106,000	1,461,500	1,461,500	74	132	5.1
2022	8,977,000	n/a	8,977,000	n/a	1,105,000	1,105,000	104	106	133.1
2021	7,430,000	n/a	7,430,000	n/a	1,601,000	1,601,000	135	116	197.7
2020	8,080,000	n/a	8,080,000	n/a	2,039,400	2,039,400	70	110	89.0

(1)         Our only PEO for 2020 through 2022 was Robert D. Graham, who retired as a Valhi officer and director effective December 31, 2022. Our only PEO for 2023 and 2024 was Michael S. Simmons.

(2)          For purposes of this table, the term “compensation actually paid” is the total compensation reported in the Summary Compensation Table in our proxy statement, adjusted (if applicable) as required by SEC rules; no such adjustments are applicable for the officers and years reported in this table. See the footnotes to our Summary Compensation Table in the applicable year’s proxy statement for a discussion of what we report for compensation for our named executive officers who are Contran employees and perform services to us and our subsidiaries pursuant to the ISA.

(3)          The non-PEO NEOs for each year were as follows:

2024: Andrew B. Nace, Courtney J. Riley, Amy A. Samford, John A. Sunny

2023: Andrew B. Nace, Courtney J. Riley, Amy A. Samford, John A. Sunny

2022: Michael S. Simmons, Andrew B. Nace, Courtney J. Riley, Amy A. Samford

2021: Andrew B. Nace, Courtney J. Riley, Amy A. Samford, John A. Sunny, James W. Brown

2020: James W. Brown, Andrew B. Nace, Courtney J. Riley, John A. Sunny, Kelly D. Luttmer

(4)          Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2019 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is the same as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2024: the S&P 500 Industrial Conglomerates Index.

Named Executive Officers, Footnote

(1)         Our only PEO for 2020 through 2022 was Robert D. Graham, who retired as a Valhi officer and director effective December 31, 2022. Our only PEO for 2023 and 2024 was Michael S. Simmons.

(3)          The non-PEO NEOs for each year were as follows:

2024: Andrew B. Nace, Courtney J. Riley, Amy A. Samford, John A. Sunny

2023: Andrew B. Nace, Courtney J. Riley, Amy A. Samford, John A. Sunny

2022: Michael S. Simmons, Andrew B. Nace, Courtney J. Riley, Amy A. Samford

2021: Andrew B. Nace, Courtney J. Riley, Amy A. Samford, John A. Sunny, James W. Brown

2020: James W. Brown, Andrew B. Nace, Courtney J. Riley, John A. Sunny, Kelly D. Luttmer

Peer Group Issuers, Footnote

(4)          Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2019 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is the same as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2024: the S&P 500 Industrial Conglomerates Index.

Non-PEO NEO Average Total Compensation Amount	$ 1,507,750	$ 1,461,500	$ 1,105,000	$ 1,601,000	$ 2,039,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,507,750	1,461,500	1,105,000	1,601,000	2,039,400
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 115	74	104	135	70
Peer Group Total Shareholder Return Amount	182	132	106	116	110
Net Income (Loss)	$ 161,300,000	5,100,000	133,100,000	197,700,000	89,000,000
PEO Name	Michael S. Simmons
Graham
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,977,000	7,430,000	8,080,000
PEO Actually Paid Compensation Amount			$ 8,977,000	$ 7,430,000	$ 8,080,000
Simmons
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,495,000	2,106,000
PEO Actually Paid Compensation Amount	$ 2,495,000	$ 2,106,000